LVIP American Preservation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.01%
INVESTMENT COMPANY–3.01%
Fixed Income Fund–3.01%
✧American Funds®– Corporate Bond	1,884,349	$18,108,598
Total Affiliated Investment (Cost $17,564,094)		18,108,598

UNAFFILIATED INVESTMENTS–97.02%
INVESTMENT COMPANIES–97.02%
Fixed Income Funds–94.02%
✧American Funds®-
Bond Fund of America	5,266,174	60,297,687
Intermediate Bond Fund of America	7,081,805	90,080,560
Mortgage Fund	6,771,693	60,403,504
Short Term Bond Fund of America	33,031,680	317,764,765
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
U.S. Government Securities Fund	2,980,561	$36,154,200
		564,700,716
Money Market Fund–3.00%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 3.89%)	17,979,093	17,979,093
		17,979,093
Total Unaffiliated Investments (Cost $591,339,738)		582,679,809

TOTAL INVESTMENTS–100.03% (Cost $608,903,832)	600,788,407
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(191,186)
NET ASSETS APPLICABLE TO 63,466,927 SHARES OUTSTANDING–100.00%	$600,597,221

✧Class R-6 shares.
See accompanying notes.
LVIP American Preservation Fund–1

LVIP American Preservation Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.01%@
Fixed Income Fund-3.01%@
✧American Funds® - Corporate Bond	$18,000,789	$2,117,214	$2,494,554	$1,746	$483,403	$18,108,598	1,884,349	$623,697	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧ Class R-6 shares.
LVIP American Preservation Fund–2